Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Total operating revenue	$ 60,921	$ 49,844	$ 116,082	$ 98,424	$ 203,003	$ 187,515
Patient services
Disaggregation of Revenue [Line Items]
Total operating revenue	39,109	29,786	74,166	59,408	124,074	116,817
Capitated revenue
Disaggregation of Revenue [Line Items]
Total operating revenue	13,944	12,897	28,460	25,227	54,285	37,381
FFS revenue
Disaggregation of Revenue [Line Items]
Total operating revenue	25,165	16,889	45,706	34,181	69,789	79,436
Dispensary revenue
Disaggregation of Revenue [Line Items]
Total operating revenue	20,218	17,782	38,897	35,400	72,550	63,890
Clinical research trials and other revenue
Disaggregation of Revenue [Line Items]
Total operating revenue	$ 1,594	$ 2,276	$ 3,019	$ 3,616	$ 6,379	$ 6,808